Lease liabilities (Details)	12 Months Ended
Aug. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Impact of adoption of IFRS 16	$ 757,553
Additions	26,424
Repayment	130,130
Negative variable lease payments	26,003
Interest on lease liabilities	45,144
Balance at the end	672,988
Current	120,815
Non-current	552,173
Short-term lease expense	$ 65,934
Weighted average interest rate	5.40%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Balance at the end	$ 120,815
One year to five years
Disclosure of maturity analysis of operating lease payments [line items]
Balance at the end	$ 552,173